Financial Instruments (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial Instruments
Notional amount of fair value hedge instruments	¥ 173,692	¥ 235,800
Deferred net gains on derivative instruments in accumulated other comprehensive income (loss) that are expected to be reclassified as earnings during the next twelve months	¥ 868